SCHEDULE OF SERVICE BASED RSU (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of RSUs, Unvested	17,408,400	19,624,750
Weighted average grant date fair value, Unvested	$ 0.27	$ 0.26
Number of RSUs, Granted		4,000,000
Weighted average grant date fair value, Granted		$ 0.01
Number of RSUs, Vested		(3,837,500)
Number of RSUs, Forfeited	(85,000)	(2,378,850)
Number of RSUs, Expired	(11,813,400)
Number of RSUs, Unvested	5,510,000	17,408,400
Weighted average grant date fair value, Unvested	$ 0.02	$ 0.27